Fees and Commissions Income [Text Block]	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Fees and Commissions Income [Text Block]
28.	FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	2015	2016	2017
	(in millions)
Fees and commissions on deposits	¥57,138	¥58,865	¥53,891
Fees and commissions on remittances and transfers	168,124	169,101	168,571
Fees and commissions on foreign trading business	71,487	84,688	75,024
Fees and commissions on credit card business	179,669	193,646	198,145
Fees and commissions on security-related services	285,728	285,334	239,516
Fees and commissions on administration and management services for investment funds	141,050	149,916	155,708
Trust fees	106,943	110,051	103,110
Guarantee fees	52,982	44,740	41,818
Insurance commissions	63,344	69,485	59,853
Fees and commissions on real estate business	36,364	43,516	39,808
Other fees and commissions	238,151	266,530	279,449

Total	¥1,400,980	¥1,475,872	¥1,414,893

Fees and commissions on deposits consist of fees and commissions charged for deposits transactions such as checking account deposits, deposit and withdrawal services and using automated teller machines. Fees and commissions on remittances and transfers consist of fees and commissions charged for settlement transactions such as domestic fund remittances, including transactions used by electronic banking. Fees and commissions on foreign trading business consist of fees and commissions charged for fund collection and trade-related financing services related to foreign trading business. Fees and commissions on credit card business consist of fees and commissions related to credit card business such as interchange income, annual fees, royalty and other service charges from franchisees. Fees and commissions on securities-related services primarily consist of fees and commissions for sales and transfers of securities including investment funds, underwriting, brokerage and advisory services, arrangement fees on securitizations, and agency services for the calculation and payment of dividends. Fees and commissions on administration and management services for investment funds primarily consist of fees and commissions earned from managing investment funds on behalf of the clients. Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans and investment funds. Guarantee fees consist of fees related to guarantee business such as providing guarantees on residential mortgage loans and other loans. Insurance commissions consist of commissions earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on real estate business primarily consist of fees from real estate agent services. Other fees and commissions include various fees and commissions mainly such as arrangement fees and agent fees excluding the fees mentioned above.